Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 82,104	$ 11,461	¥ 220,286
Restricted cash (including restricted cash of the consolidated VIEs and VIEs’ subsidiaries that can only be used to settle obligations of the VIEs of RMB 10,409 and RMB3,864 as of June 30, 2024 and 2025, respectively)		6,873	959	47,920
Short term investments (including investments measured at fair value of RMB570,216 and RMB548,101 as of June 30, 2024 and 2025, respectively)		548,101	76,512	573,903
Accounts receivable, net of allowances of RMB886 and RMB2,291 as of June 30, 2024 and 2025, respectively		92,766	12,950	188,172
Contract assets, net of allowances of RMB21 and nil as of June 30, 2024 and 2025, respectively		208,824	29,151	323,222
Other receivables, net		920,212	128,457	23,376
Loan receivables, net		318,617	44,477	774,051
Other current assets		23,919	3,339	39,323
Current assets of discontinued operations				195,054
Total current assets		2,201,416	307,306	2,385,307
Non-current assets:
Restricted bank deposit - non-current (including restricted cash of the consolidated VIEs and VIEs’ subsidiaries that can only be used to settle obligations of the VIEs of RMB7,804and nil as of June 30, 2024 and 2025, respectively)		16,338	2,281	25,256
Contract assets - non-current, net of allowances of nil and nil as of June 30, 2024 and 2025, respectively		612,918	85,560	726,879
Property, plant, and equipment, net		70,530	9,846	79,581
Intangible assets, net		846	118	417,567
Goodwill, net				116,168
Deferred tax assets		9,407	1,313	30,250
Investments in affiliates				8,517
Other non-current assets		392,564	54,800	218,832
Right of use assets		61,958	8,649	105,201
Non-current assets of discontinued operations				164,320
Total non-current assets		1,164,561	162,567	1,892,571
Total assets		3,365,977	469,873	4,277,878
Current liabilities:
Short-term loan		82,050	11,454	98,375
Accounts payable (including accounts payable of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB5,053 and RMB1,768 as of June 30, 2024 and 2025, respectively)		116,665	16,286	194,358
Accrued commissions (including accrued commissions of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB535 and RMB nil as of June 30, 2024 and 2025, respectively)		99,923	13,949	148,134
Other payables and accrued expenses (including other payables and accrued expenses of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB4,175 and RMB1,200 as of June 30, 2024 and 2025, respectively)		155,553	21,714	170,311
Accrued payroll (including accrued payroll of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB6,242 and RMB1,938 as of June 30, 2024 and 2025, respectively)		13,193	1,842	30,113
Income taxes payable (including income taxes payable of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB7,132 and RMB nil as of June 30, 2024 and 2025, respectively)		77,305	10,791	88,940
Current operating lease liability (including current operating lease liability of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB4,967 and RMB1,124 as of June 30, 2024 and 2025, respectively)		29,271	4,086	47,271
Other current liabilities (including other current liabilities of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB10,212 and RMB nil as of June 30, 2024 and 2025, respectively)		34	5	10,505
Current liabilities of discontinued operations (including current liabilities of discontinued operations of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of nil and nil as of June 30, 2024 and 2025, respectively)				62,980
Total current liabilities		573,994	80,127	850,987
Non-current liabilities:
Accrued commissions – non-current (including accrued commissions of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB1,768 and RMB nil as of June 30, 2024 and 2025, respectively)		339,481	47,390	408,416
Other tax liabilities (including other tax liability of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB33,502 and RMB4,300 as of June 30, 2024 and 2025, respectively)		30,160	4,210	41,442
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB4,317 and RMB nil as of June 30, 2024 and 2025, respectively)		204,310	28,521	235,519
Non-current operating lease liability (including non-current operating lease liability of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB3,306 and RMB2,646 as of June 30, 2024 and 2025, respectively)		29,924	4,177	53,856
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB639 and RMB nil as of June 30, 2024 and 2025, respectively)				33,374
Non-current liabilities of discontinued operations (including non-current liabilities of discontinued operations of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of nil and nil as of June 30, 2024 and 2025, respectively)				14,576
Total non-current liabilities		603,875	84,298	787,183
Total liabilities		1,177,869	164,425	1,638,170
Commitments and contingencies
Mezzanine equity:
Redeemable ordinary shares (US$0.09 par value, 22,175 and 22,175 Class A ordinary shares issued and outstanding as of June 30, 2024 and 2025, respectively) (Note 17)*	[1]	47,935	6,691	45,794
Shareholders’ Equity:
Treasury stock		(29)	(4)	(29)
Additional paid-in capital		1,125,933	157,174	1,583,017
Statutory reserves		23,216	3,241	23,064
Accumulated deficit		(517,369)	(72,222)	(321,254)
Accumulated other comprehensive loss		(6,012)	(839)	(2,293)
Total Maase Inc. shareholders’ equity		636,091	88,795	1,285,122
Noncontrolling interests		1,504,082	209,962	1,308,792
Total shareholders’ equity		2,140,173	298,757	2,593,914
Total liabilities, mezzanine equity and shareholders’ equity		3,365,977	469,873	4,277,878
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value	[1]	5,973	833	2,617
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares, value		¥ 4,379	$ 612

[1]	Giving retroactive effect to the 1-for-90 reverse share split effected on June 23, 2025